Derivative financial instruments	12 Months Ended
Mar. 31, 2014
Derivative financial instruments

22. Derivative financial instruments

The MHFG Group enter into derivative financial instruments in response to the diverse needs of customers, to control the risk related to the assets and liabilities of the MHFG Group, as part of its asset and liability management, and for proprietary trading purposes. The MHFG Group is exposed primarily to market risk associated with interest rate, commodity, foreign currency, and equity products. Market risk arises from changes in market prices or indices, interest rates and foreign exchange rates that may result in an adverse change in the market value of the financial instrument or an increase in its funding costs. Exposure to market risk is managed by imposing position limits and monitoring procedures and by initiating hedging transactions. In addition to market risk, the MHFG Group is exposed to credit risk associated with counterparty default or nonperformance in respect of transactions. Credit risk arises when a counterparty fails to perform according to the terms and conditions of the contract and the value of the underlying collateral held, if applicable, is not sufficient to recover resulting losses. The exposure to credit risk is measured by the fair value of all derivatives in a gain position and its potential increase at the balance sheet dates. The exposure to credit risk is managed by entering into legally enforceable master netting agreements to mitigate the overall counterparty credit risk, requiring underlying collateral and guarantees based on an individual credit analysis of each obligor and evaluating the credit features of each instrument. In addition, credit approvals, limits and monitoring procedures are also imposed.

Notional amount and fair value of derivative contracts

The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2013 and 2014. The fair values of derivatives are presented on a gross basis and not offset against the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2013	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	854,698	—	10,350	—	10,018
Foreign exchange contracts	118,708	—	3,099	10	2,973
Equity-related contracts	3,419	—	182	—	177
Credit-related contracts	5,266	—	59	—	44
Other contracts	522	—	38	—	27

Total	982,613	—	13,728	10	13,239

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2014	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	971,939	—	8,064	—	7,895
Foreign exchange contracts	119,864	—	2,354	2	2,349
Equity-related contracts	2,979	1	196	—	178
Credit-related contracts	4,662	—	49	—	34
Other contracts	463	—	23	—	17

Total	1,099,907	1	10,686	2	10,473

Notes:

(1)	Notional amount represents the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

The MHFG Group provided and/or accepted cash collateral for derivative transactions under master netting agreements. The cash collateral, not offset against derivative positions, was included in Other assets and Other liabilities, respectively, of which the amounts were ¥742 billion and ¥503 billion at March 31, 2013, and ¥466 billion and ¥433 billion at March 31, 2014, respectively.

Hedging activities

In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, and how effectiveness is to be assessed prospectively and retrospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. Any ineffectiveness must be reported immediately in earnings. The MHFG Group’s hedging activities include fair value and net investment hedges.

Fair value hedges

The MHFG Group primarily uses option and forward contracts to modify exposure to changes in fair value of available-for-sale securities. For qualifying fair value hedges, all changes in the fair value of the derivative and the corresponding hedged item relating to the risk being hedged are recognized in earnings in Investment gains (losses)—net. The change in fair value of the portion of the hedging instruments excluded from the assessment of hedge effectiveness is recorded in Trading account gains (losses)—net. No ineffectiveness exists because the MHFG Group chooses to exclude changes in the option’s time value and differences between the spot and the forward prices from the effectiveness test. If the hedge relationship is terminated, the fair value adjustment to the hedged item continues to be reported as part of the basis of the item and is amortized to earnings as a yield adjustment.

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2012, 2013 and 2014:

	Gains (losses) recorded in income
2012	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(214)	150	—	(64)
Equity-related contracts	(285)	278	—	(7)

Total	(499)	428	—	(71)

	Gains (losses) recorded in income
2013	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	44	(81)	—	(37)
Equity-related contracts	352	(394)	—	(42)

Total	396	(475)	—	(79)

	Gains (losses) recorded in income
2014	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Equity-related contracts	801	(1,112)	—	(311)

Total	801	(1,112)	—	(311)

Net investment hedges

The MHFG Group uses forward foreign exchange contracts and foreign currency-denominated debt instruments to protect the value of net investments in non-Japanese subsidiaries from foreign currency exposure. Under net investment hedges, both derivatives and nonderivative financial instruments qualify as hedging instruments. The foreign currency-denominated debt instruments qualifying as hedging instruments include deposits and long-term debt, of which the carrying amounts of the portion designated as net investment hedges are included within the respective items in the consolidated balance sheets as well as relevant accompanying notes. For net investment hedges, the changes in the fair value of a hedging derivative instrument or nonderivative hedging financial instrument is recorded in Foreign currency translation adjustments within Accumulated other comprehensive income (loss), provided that the hedging instrument is designated and is effective as a hedge of the net investment. The change in fair value of the ineffective portion is recorded in Foreign exchange gains (losses)—net in earnings. No amount is excluded from the assessment of hedge effectiveness of net investment hedges.

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2012, 2013 and 2014:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2012		2013		2014
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	8,024	1,666	(65,851)	(2,908)	(102,150)	(7,316)

Total	8,024	1,666	(65,851)	(2,908)	(102,150)	(7,316)

Note:	Related to the effective portion of net investment hedges, Accumulated other comprehensive income of ¥1,893 million and ¥13,858 million were reclassified to earnings for the fiscal years ended March 31, 2012 and 2013 respectively. No amount related to the effective portion of net investment hedges was reclassified from Accumulated other comprehensive income (loss) to earnings for the fiscal year ended March 31, 2014.

Derivative instruments not designated or qualifying as hedges

The MHFG Group enters into the following derivative transactions that do not qualify for hedge accounting with a view to implementing risk management hedging strategies: (1) interest-rate swap transactions for the purpose of hedging interest-rate risks in deposits, loans etc., (2) currency swap transactions for the purpose of hedging the foreign exchange risk of these assets, and (3) credit derivatives for the purpose of hedging the credit risk in loans, RMBS, CMBS, CLO and other similar assets. Such derivatives are accounted for as trading positions. The changes in fair value of these instruments are primarily recorded in Trading account gains (losses)—net, even though they are used to mitigate or transform the risk of exposures arising from banking activities. The net gain (loss) resulting from changes in the fair value of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure, related to its corporate loan portfolio, is recorded in Other noninterest income (expenses).

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2012, 2013 and 2014:

	Gains (losses) recorded in income
	2012	2013	2014
	(in millions of yen)
Interest rate contracts (1)	261,632	219,422	(79,562)
Foreign exchange contracts	(146,258)	(91,300)	(13,167)
Equity-related contracts (1)	(7,143)	(59,421)	(41,296)
Credit-related contracts (2)	(5,575)	(6,877)	(7,761)
Other contracts	283	(2,378)	(6,857)

Total	102,939	59,446	(148,643)

Notes:

(1)	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
(2)	Amounts include the net loss of ¥3,391 million, ¥6,703 million and ¥8,660 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2012, 2013 and 2014, respectively.

Credit derivatives

A credit derivative is a bilateral contract between a seller and a buyer of protection against the credit risk of a particular entity. Credit derivatives generally require that the seller of credit protection make payments to the buyer upon the occurrence of predefined credit events, which include bankruptcy, dissolution or insolvency of the referenced entity. The MHFG Group either purchases or writes protection on either a single name or a portfolio of reference credits. The Group enters into credit derivatives to help mitigate credit risk in its corporate loan portfolio and other cash positions, to take proprietary trading positions, and to facilitate client transactions.

The notional amount of credit derivatives represents the maximum potential amount of future payments the seller could be required to make. If the predefined credit event occurs, the seller will generally have a right to collect on the underlying reference credit and any related cash flows, while being liable for the full notional amount of credit protection to the buyer. The Group manages credit risk associated with written protection by purchasing protection with identical or similar underlying reference credits, which substantially offsets its exposure. Thus, the notional amount is not necessarily a reliable indicator of the Group’s actual loss exposure.

The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2013 and 2014:

	2013		2014
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written:
Investment grade	1,810	1	1,723	21
Non-investment grade	652	1	479	3

Total	2,462	2	2,202	24

Credit protection purchased	2,870	13	2,548	(9)

Note:	The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB- or the corresponding internal rating, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2013 and 2014:

	Maximum payout/Notional amount
	2013	2014
	(in billions of yen)
One year or less	620	325
After one year through five years	1,720	1,791
After five years	122	86

Total	2,462	2,202

Note:	The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the Group’s right of collection over the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Credit-related contingent features

Certain of the MHFG Group’s derivative instruments contain provisions that require the Group’s debt to maintain an investment grade credit rating from the major credit rating agencies. If the Group’s debt credit rating were to fall below investment grade, the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments which are in net liability positions for the Group. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features in net liability positions on March 31, 2013 and 2014 was ¥1,022 billion and ¥687 billion, respectively. As the Group has provided ¥1,029 billion and ¥614 billion as collateral to the counterparties in the normal course of its business on March 31, 2013 and 2014, respectively, if the contingent features described above were triggered on March 31, 2013 and 2014, there was no amount that the Group would be required to post as collateral or settle immediately on March 31, 2013, while the amount required to be posted as collateral or settled immediately would be ¥73 billion on March 31, 2014.